Accounting policies - Addition Information (Detail) - EUR (€)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Recognition of net profit		€ 235,900,000	€ 149,200,000	€ 17,900,000
Net cash flows from operating activities		209,400,000	151,300,000
Current assets (liabilities)	€ 250,000	250,000	173,800	246,900
Research and development costs		16,500,000	18,500,000	€ 17,700,000
Post-employment benefit expense, defined contribution plans		2,100,000	€ 1,600,000
lease concessions		0
Super Group (SGHC) Limited
Statements [Line Items]
Recognition of net profit	1,400,000
Net cash flows from operating activities	700,000
Current assets (liabilities)	€ 1,400,000	€ 1,400,000